Condensed financial information of the parent company - Summary of  Condensed Statements of operations and comprehensive loss (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Operating expenses:
General and administrative expenses	$ 1,379,720	¥ 9,883,761	¥ 5,098,450	¥ 10,428,318
Financial expenses, net	162,124	1,161,392	1,134,713	788,073
Share-based compensation expenses		0	0	12,880,986
Loss from operations	(1,866,833)	(13,373,241)	(7,467,485)	(19,224,710)
Net Income (Loss)	(1,742,567)	(12,483,047)	(4,055,592)	(17,630,834)
Parent Company [Member]
Operating expenses:
General and administrative expenses	(700,335)	(5,016,921)	0	0
Financial expenses, net	28,899	207,024	0	0
Share-based compensation expenses	0	0	0	(12,880,986)
Share of loss in subsidiaries	(1,071,131)	(7,673,150)	(4,055,592)	(4,749,848)
Loss from operations	(1,742,567)	(12,483,047)	(4,055,592)	(17,630,834)
Net Income (Loss)	$ (1,742,567)	¥ (12,483,047)	¥ (4,055,592)	¥ (17,630,834)